Related Party Transactions - Summary of Net Transfers to and from Lionsgate (Detail) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Related Party Transaction [Line Items]
Share-based compensation (including allocation of share-based compensation)	[1]	$ (53.6)	$ (42.2)
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Related Party Transaction [Line Items]
Cash pooling and general financing activities		(241.7)	111.5	$ 36.1		$ (305.2)		$ (143.5)
Licensing of content	[2]	428.8	623.7	733.3		567.7		209.4
Corporate reimbursements		5.9	8.0	13.3		10.8		8.0
Corporate expense allocations (excluding allocation of share-based compensation)		20.2	12.3	22.3		19.3		22.4
Funding of purchases of accounts receivables held for collateral		(85.6)	(135.4)	(183.7)		(172.9)		(212.5)
Net transfers to (from) Parent per combined statements of cash flows		127.6	620.1	621.3		119.7		(116.2)
Share-based compensation (including allocation of share-based compensation)		(53.6)	(42.2)	(73.4)	[3]	(70.2)	[3]	(58.0)	[3]
Other non-cash transfer		16.6	0.0	2.5		0.0		0.0
Net transfers to (from) Parent per combined statements of equity (deficit)		$ 90.6	$ 577.9	$ 550.4		$ 49.5		$ (174.2)

[1]	Total share-based compensation expense in the nine months ended December 31, 2023 and 2022 includes $12.1 million and $17.0 million, respectively, of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense.
[2]	Reflects the settlement of amounts due from the Starz Business related to the Company’s licensing arrangements with the Starz Business.
[3]	Total share-based compensation expense in the years ended March 31, 2023, 2022 and 2021 includes $26.7 million, $19.6 million and $18.0 million, respectively, of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense.